Note 19 - Off-balance sheet lending commitments and guarantee business, Allowance for Credit Losses (Detail) - Allowance for Credit Losses - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year				€ 551		€ 443
Movements in financial assets including new business		€ (38)	[1],[2]	(160)	[3],[4]	99
Transfers due to changes in creditworthiness		0		0	[3],[4]	0
Changes in models	[3],[4]			0
Foreign exchange and other changes		6	[1],[2]	2	[3],[4]	9
Balance, end of reporting period						551
Provision for Credit Losses excluding country risk		(38)	[1],[2],[5],[6]	(160)	[3],[4],[7],[8]	99
Stage 1 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year				144		108
Movements in financial assets including new business		(22)	[1],[2]	(39)	[3],[4]	21
Transfers due to changes in creditworthiness		10	[1],[2]	11	[3],[4]	12
Changes in models	[3],[4]			0
Foreign exchange and other changes		1	[1],[2]	1	[3],[4]	4
Balance, end of reporting period						144
Provision for Credit Losses excluding country risk		(13)	[1],[2],[5],[6]	(28)	[3],[4],[7],[8]	33
Stage 2 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year				97		111
Movements in financial assets including new business		3	[1],[2]	(3)	[3],[4]	(1)
Transfers due to changes in creditworthiness		(9)	[1],[2]	(4)	[3],[4]	(15)
Changes in models	[3],[4]			0
Foreign exchange and other changes		(1)	[1],[2]	(2)	[3],[4]	3
Balance, end of reporting period						97
Provision for Credit Losses excluding country risk		(6)	[1],[2],[5],[6]	(7)	[3],[4],[7],[8]	(16)
Stage 3 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year				310		225
Movements in financial assets including new business		(19)	[1],[2]	(118)	[3],[4]	78
Transfers due to changes in creditworthiness		0	[1],[2]	(7)	[3],[4]	3
Changes in models	[3],[4]			0
Foreign exchange and other changes		5	[1],[2]	3	[3],[4]	3
Balance, end of reporting period						310
Provision for Credit Losses excluding country risk		(20)	[1],[2],[5],[6]	(125)	[3],[4],[7],[8]	82
Stage 3 POCI [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year				0		0
Movements in financial assets including new business		0		0	[3],[4]	0
Transfers due to changes in creditworthiness		0		0	[3],[4]	0
Changes in models	[3],[4]			0
Foreign exchange and other changes		0		0	[3],[4]	0
Balance, end of reporting period						0
Provision for Credit Losses excluding country risk		€ 0	[5]	€ 0	[3],[4],[7],[8]	€ 0

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 2 million as of December 31, 2024
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 2 million as of December 31, 2024
[3]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2023
[4]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2023
[5]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[6]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[7]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[8]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models